CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	2019 Ordinary Shares Ordinary Shares	Class A and Class B Ordinary Share Ordinary Shares	Additional Paid-In Capital	Retained Earnings	Treasury shares	Accumulated Other Comprehensive Income (loss)	Total
Balance at the beginning at Dec. 31, 2020	$ 72,000		$ 152,251,000	$ 67,123,000			$ 219,446,000
Balance at the beginning (in shares) at Dec. 31, 2020	25,006,298	640,266,044
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recapitalization transaction	$ (72,000)		736,573,000		$ (67,460,000)		669,041,000
Recapitalization transaction (in shares)	(25,006,298)	352,045,800
Share options and restricted share units issued related to business combinations			57,715,000				57,715,000
Share options and restricted share units issued related to business combinations (in shares)		9,503,398
Exercise of options			342,000				342,000
Exercise of options (in shares)		10,106,922
Vested restricted share units (in shares)		695,078
Share-based compensation expense			38,225,000				38,225,000
Net income				20,248,000			20,248,000
Balance at the end at Jun. 30, 2021			985,106,000	87,371,000	(67,460,000)		1,005,017,000
Balance at the end (in shares) at Jun. 30, 2021		1,012,617,242
Balance at the beginning at Dec. 31, 2021			1,042,589,000	126,944,000	(67,460,000)	$ 495,000	$ 1,102,568,000
Balance at the beginning (in shares) at Dec. 31, 2021		1,018,468,804					1,018,468,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options and restricted share units issued related to business combinations			1,498,000				$ 1,498,000
Exercise of options			3,680,000				$ 3,680,000
Exercise of options (in shares)		4,368,250					4,368,250
Vested restricted share units (in shares)		121,513
Share-based compensation expense			53,396,000				$ 53,396,000
Other comprehensive income						(2,977,000)	(2,977,000)
Net income				26,498,000			26,498,000
Balance at the end at Jun. 30, 2022			$ 1,101,163,000	$ 153,442,000	$ (67,460,000)	$ (2,482,000)	$ 1,184,663,000
Balance at the end (in shares) at Jun. 30, 2022		1,022,958,567					1,022,958,567